Critical accounting estimates and judgments - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Retention rate for customers, period (in years)		4 years
Bottom of range
Statements [Line Items]
Estimated useful lives (in years)	1 year	4 years
Retention rate for customers, period (in years)	3 years
Top of range
Statements [Line Items]
Estimated useful lives (in years)	10 years	10 years
Retention rate for customers, period (in years)	5 years
Discount rate, measurement input | Bottom of range
Statements [Line Items]
Significant unobservable input, assets (in percent)	0.10	0.11
Discount rate, measurement input | Top of range
Statements [Line Items]
Significant unobservable input, assets (in percent)		0.13
Royalty rate, measurement input
Statements [Line Items]
Significant unobservable input, assets (in percent)	0.02